CAPITAL STOCK (Details Narrative) - USD ($)									3 Months Ended	12 Months Ended
	Jul. 24, 2023	May 25, 2023	Dec. 15, 2022	Nov. 11, 2022	Oct. 31, 2022	Oct. 10, 2022	Sep. 12, 2022	Sep. 07, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Proceeds from issuance of preferred stock										$ 0	$ 25,000
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Debt converted, shares issued										13,068
Managers of AHI [Member]
Class of Stock [Line Items]
Loss on disposal of stock					$ 217,769
Red Rock [Member]
Class of Stock [Line Items]
Stock issued for settlement, shares											8,782
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										2
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										3,000,000	3,000,000
Series B Preferred Stock [Member] | Settlement Of Employment [Member]
Class of Stock [Line Items]
Stock issued for compensation, shares						18,750
Series B Preferred Stock [Member] | Series D Into Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued									37,500
Series B Preferred Stock [Member] | Series H Into Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued									37,500
Series B Preferred Stock [Member] | Managers of AHI [Member]
Class of Stock [Line Items]
Stock issued new, shares					67,500
Series B Preferred Stock [Member] | Third Party [Member]
Class of Stock [Line Items]
Stock issued new, shares			10,000	15,000
Proceeds from issuance of preferred stock			$ 10,000	$ 15,000
Series B Preferred Stock [Member] | Chief Accounting Officer [Member]
Class of Stock [Line Items]
Stock issued new, shares		3,150
Stock issued new, value		$ 25,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										500	500
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										1,000,000	1,000,000
Series E Preferred Stock [Member] | Property Manager Of Edge View [Member]
Class of Stock [Line Items]
Stock issued for compensation, shares	5,000
Stock issued for compensation, value	$ 5,000
Series F-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										50,000	50,000
Series I Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										15,000,000	15,000,000
Series J Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										2,000,000	2,000,000
Series J Preferred Stock [Member] | Nova [Member]
Class of Stock [Line Items]
Stock issued for acquisition, shares								818,750
Series L Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										400,000	400,000
Series N Senior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										3,000,000	3,000,000
Dividends payment										$ 766,437
Series R Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										5,000
Dividends payment										$ 109,980
Series X Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										5,000,000
Dividends payment										$ 190,685
Stock issued new, shares							375,000
Stock issued new, value							$ 1,500,000
Series D Preferred Stock [Member] | Series D Into Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted									37,500
Series H Preferred Stock [Member] | Series H Into Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted									37,500
Series F Preferred Stock [Member] | Managers of AHI [Member]
Class of Stock [Line Items]
Stock returned to treasury, shares					175,045